Revenues (Tables)	9 Months Ended
Sep. 30, 2019
Revenues [Abstract]
Schedule of revenues by geographic territory

A summary of revenues by geographic area, based on shipping destination, for the three and nine months ended September 30, 2019 and 2018 is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
United States	$24,644	$23,979	$76,640	$73,419
Germany	2,168	1,675	6,427	6,637
Other countries less than 5% of revenues	12,071	13,620	37,533	37,466
Total	$38,883	$39,274	$120,600	$117,522

Schedule of revenue by product line

A summary of revenues by product line for the three and nine months ended September 30, 2019 and 2018 is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Fluid Delivery	$17,888	$17,106	$54,334	$54,033
Cardiovascular	14,565	13,292	44,564	39,505
Ophthalmology	1,556	2,768	5,656	8,405
Other	4,874	6,108	16,046	15,579
Total	$38,883	$39,274	$120,600	$117,522